Document and Entity Information	Jul. 07, 2025
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 07, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-42736
Entity Registrant Name	Globa Terra Acquisition Corp
Entity Central Index Key	0002043766
Entity Incorporation, State or Country Code	E9
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	382 NE 191st Street
Entity Address, Address Line Two	#952377
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33179
City Area Code	52
Local Phone Number	55 8975 9325
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, $0.0001 par value, three-fourths of one redeemable warrant
Trading Symbol	GTERU
Security Exchange Name	NASDAQ
Class A ordinary shares included as part of the units, $0.0001 par value [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Class A ordinary shares included as part of the units, $0.0001 par value
Trading Symbol	GTER
Security Exchange Name	NASDAQ
Warrants included as part of the units, each whole warrant exercisable for one Class A ordinary share, $0.0001 par value, [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Warrants included as part of the units, each whole warrant exercisable for one Class A ordinary share, $0.0001 par value,
Trading Symbol	GTERW
Security Exchange Name	NASDAQ
Rights included as part of the units, each entitling the holder to receive one-tenth of one Class A ordinary share, $0.0001 par value [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Rights included as part of the units, each entitling the holder to receive one-tenth of one Class A ordinary share, $0.0001 par value
Trading Symbol	GTERR
Security Exchange Name	NASDAQ